Subsequent Events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
Note 21: Subsequent Events
Acquisition
In July 2023, the Company acquired Imagen Ltd, a media asset management company, which will be part of the Reuters News segment. The Company is in the process of allocating the purchase consideration to the assets and liabilities assumed for accounting purposes.